U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

August 15, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:    Absolute Shares Trust (the “Trust”)
Securities Act Registration No: 333-192733
Investment Company Act Registration No: 811-22917

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Information Statement that provides informaton to shareholders of the WBI BullBear Rising Income 2000 ETF, WBI BullBear Value 2000 ETF, WBI BullBear Yield 2000 ETF, and WBI BullBear Quality 2000 ETF, each a series of Absolute Shares Trust, pertinent to the reorganize the Funds into the WBI BullBear Rising Income 1000 ETF, WBI BullBear Value 1000 ETF, WBI BullBear Yield 1000 ETF, and WBI BullBear Quality 1000 ETF (the “Acquiring Funds”), to be renamed upon consummation of the transaction contemplated by an Agreement and Plan of Reorganization: WBI BullBear Rising Income 3000 ETF, WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, and WBI BullBear Quality 3000, respectively, each a series of the Trust. The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia M. Vasquez

Alia M. Vasquez
For U.S. Bank Global Fund Services